As filed with Securities and Exchange Commission on April 28, 2022.
File Nos. 333-49232
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 28	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 300	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
American Home Assurance Company
(Name of Guarantor)
1271 Avenue of the Americas FL 37, New York, NY 10020-1304
(Address of Guarantor’s Principal Offices) (Zip Code)
Guarantor’s Telephone Number, including Area Code: (212) 770-7000
Johnpaul S. Van Maele
Peter Davidson
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 2, 2022 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: (i) Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under certain variable annuity contracts.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest under Group
Fixed and Variable Deferred Annuity Contracts
Potentia®
Prospectus
May 2, 2022
The Variable Annuity Life Insurance Company (“VALIC”) offers Potentia, units of interest under group fixed and variable deferred unallocated annuity contracts (the “Contract” or the “Contracts”), to certain employer sponsored 403(b) qualified retirement plans. Potentia is available to Participants in retirement programs that qualify for deferral of federal income taxes. The Contracts permit Participants to invest in and receive retirement benefits in a Fixed Account Option and/or an array of Variable Account Options described in this prospectus. All Variable Account Options may not be available under each employer’s retirement program.
Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
This prospectus provides information that employers, the Plan and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.
The owner of a group Contract (i.e., an employer purchasing the Contract for a retirement plan) may cancel a newly purchased Contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. The right of cancellation under this Contract does not apply to Participants in a group plan except in a limited number of states.
Investment in the Contracts is subject to risk that may cause the value of the Contract Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant or the individual purchasing an individual Contract.
Other specific terms we use in this prospectus are:
Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your annuity payments.
Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.
Assumed Investment Rate — the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Options.
Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.
Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday, from 9:30 a.m. to 4:00 p.m. Eastern time. On U.S. holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.
Contract Owner — the individual or entity to whom the annuity contract (“Contract") is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.
Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.
Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.
Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.
Market Close — the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.
Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.
Participant — the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made. Participant references imparting one gender shall mean either gender. For example, “his” shall mean “his or her” for convenience in this prospectus.
Participant Year — a 12-month period starting with the issue date of a Contract and each anniversary of that date.
Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.
Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also be called the “Annuity Period.”
Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Options. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.
Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.
Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.
Purchase Period — the accumulation period, or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”
Purchase Unit — a unit of interest owned by you in your Variable Account Option.
Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.
VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.
Variable Account Options — investment options that correspond to Separate Account Divisions offered by the Contracts.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
•There are no surrender or withdrawal charges under the Contract.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
				Fee Tables
Transaction Charges
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
•There may also be taxes on Purchase Payments.
				Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.45%	1.45%
	Investment Options[2] (Fund fees and expenses)	0.20%	0.97%
1 As a percentage of average daily net asset value allocated to a Variable
Account Option.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses. Currently, there are no amounts deemed to be platform expenses.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,678	Highest Annual Cost: $2,451
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract fees and Fund fees
and expenses
•No optional benefits
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract fees and Fund fees
and expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.aigrs.com.

RESTRICTIONS
Investments
•Certain investment options may not be available under your Contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Option are subject to special restrictions.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.
•Withdrawals may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
VALIC no longer pays commissions to financial professionals for sales or subsequent premiums on the Contracts. In addition, the Company and the
Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
General Information – Distribution of the Contracts
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Overview of the Contract

Purpose of the Contract
The Contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the Contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The Contract includes a death benefit that may help financially protect your Beneficiary or Beneficiaries in the event of your death.
This Contract may be appropriate for you if you have a long investment time horizon and the Contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Contract’s investment options.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract.
Phases of the Contract
Like all deferred annuities, the Contract has two phases: (1) a Purchase Period (for savings) and (2) a Payout Period (for income).
Purchase Period. During the Purchase Period, you invest your money under the Contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Account Options. When you invest in a Variable Account Option, you are indirectly investing in the Variable Account Option’s underlying Mutual Fund. The Mutual Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Account Option.

Additional information about each Mutual Fund is provided in an appendix to this prospectus. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.
•
Fixed Account Option. When you invest in a Fixed Account Option, your principal is guaranteed and earns interest based on a rate set and guaranteed by us.
The amount of money you accumulate during the Purchase Period depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Purchase Period, subject to certain restrictions. Your accumulated assets impact the value of your benefits during the Purchase Period, including the death benefit, as well as the amount available for withdrawal.
Payout Period. When you are ready to receive guaranteed income under the Contract, you can switch to the Payout Period, at which time you will start to receive Payout Payments from us. This is also referred to as “annuitizing” the Contract. You generally decide when to annuitize. You can choose from the available payout options, which may provide income for life, for a guaranteed period of time, or a combination of both. If the employer’s plan permits, you can also choose to receive payments on a variable or fixed basis, or a combination of both. If the Payout Payments are fixed, the dollar amount of each payment will be the same. If the Payout Payments are variable, the dollar amount for the payments will fluctuate.
The death benefit from the Purchase Period does not apply during the Payout Period. Any amount payable upon death during the Payout Period depends on the payout option selected. You cannot take withdrawals of Account Value or surrender the Contract during the Payout Period.
Contract Features
Retirement Plan Terms and Conditions. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law, which may limit your ability to take certain actions under the Contract.
Accessing Your Money. You may withdraw money from the Contract at any time during the Purchase Period. If you make a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your benefits under the Contract.
Tax Treatment. Money can be transferred between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings and untaxed contributions are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving a Payout Payment, or upon payment of the death benefit. You do not receive any additional tax benefit under the Contract if you participate in the Contract through a tax-qualified plan.

Death Benefit. If you die during the Purchase Period, we pay a death benefit to your Beneficiary or Beneficiaries for no additional fee.
Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your Contract.
•
Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period.
•
Affiliate Guarantee. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Surrender Charge	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Funds’ fees and expenses.
Annual Contract Expenses
Annual Variable Account Option Maintenance Charge	None

Annual Fees	Current	Maximum
Base Contract Expenses (1) (as a percentage of average daily net asset value allocated to the Variable Account Option)	1.45%	1.45%
Annual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable platform expenses if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (2)	Maximum (3)
	0.20%	0.97%
Footnotes to the Fee Tables
(1) Also referred to as “Separate Account Charges.” See “Purchase Unit Value” in the SAI for a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value. For additional information, see “Fees and Charges – Separate Account Charges.”
(2) The Mutual Fund with the lowest total annual fund operating expenses is the Goldman Sachs VIT Government Money Market Fund.
(3) The Mutual Fund with the highest total annual fund operating expenses is the VALIC Company I Science & Technology Fund.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization. Your actual costs may be higher or lower than the examples below.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$2,451	$7,547	$12,914	$27,605

(2) If you annuitize your Contract or you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$2,451	$7,547	$12,914	$27,605
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$1,678	$5,206	$8,979	$19,596
(2) If you annuitize your Contract or you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$1,678	$5,206	$8,979	$19,596

Principal Risks of Investing in the Contract

Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard benefits. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your interest in the Contract.
A withdrawal (or transfer) made after the first year from the Fixed Account Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from the Fixed Account Option for up to six months when permitted by law.
Variable Account Option Risk. Amounts that you invest in the Variable Account Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Account Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Account Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Account Option. You are responsible for selecting Variable Account Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
General Information

About the Contracts
The Contracts were developed to help Participants save money for retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.
The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.
The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The Purchase Period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”
The Contract is unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant’s interest in the Contract, as reflected in records maintained by or on behalf of the plan sponsor, are subject to all of the applicable restrictions under the Code, section 403(b), and any employer’s plan limitations that may be more restrictive than the Code restrictions. Most Participant rights described in this prospectus may be exercised by contacting the plan administrator or another plan representative, rather than contacting VALIC directly. This helps ensure compliance with the employer’s plan.
If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.
All material state variations are described in Appendix B.
About VALIC
We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.
VALIC is an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. On October 26, 2020, AIG announced that it was pursuing a separation of its Life and Retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of the separation of AIG’s Life and Retirement business, VALIC will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG.
AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company
The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.
Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company, and an indirect wholly-owned subsidiary of American International Group, Inc. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.
American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m., Eastern Standard Time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any contract or certificate issued prior to the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its contracts and certificates, regardless of issue date, in accordance with the terms of those contracts and certificates.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office and home office address is 1271 Avenue of the Americas, FL 37, New York, NY, 10020-1304. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.
About VALIC Separate Account A
Money directed into the Variable Account Options will be sent through VALIC’S Separate Account A. You do not invest directly in the Variable Account Options. VALIC's Separate Account A invests in the Variable Account Option on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division represents a Variable Account Option available in the Contracts. Each of these Divisions invests in a different Mutual Fund (an “underlying Fund”) made available through the Contracts. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.
VALIC established Separate Account A on July 25, 1979, under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).
VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. The Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the plan, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are the sole obligation of VALIC.
Units of Interest
Investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying Fund minus any applicable fees and charges to VALIC Separate Account A.
Distribution of the Contracts
The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
The Contracts are no longer offered to new plans but may be available to participants in plans with an existing Contract. Previously, the Contracts were sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of FINRA. For more information about the distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
VALIC no longer pays commissions to financial professionals for sales or subsequent premiums on the Contracts. In addition, the Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.

However, VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for general marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.
VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.
These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.
VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in, and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.
Recordkeeping for the Contracts
For certain plans, VALIC provides group and participant recordkeeping and administration services for the Contracts, including account servicing and statements. VALIC’s administrative offices are located at 2929 Allen Parkway, Houston, Texas 77019. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests. Other plans are not administered by VALIC, and you should contact your employer/plan sponsor for information as to the plan administration and recordkeeping services provider.
Fixed and Variable Account Options

Fixed Account Options
The Contract offers one Fixed Account Option, the Potentia General Account, which is part of the general account assets of the Company. The Potentia General Account provides fixed-return investment growth. This account is invested in accordance with applicable state regulations and guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. With the exception of the market value adjustment, which generally will be applied to withdrawals after the first plan year in excess of certain amounts, we bear the entire investment risk for the Potentia General Account. All Purchase Payments and interest earned on such amounts in the Potentia General Account will be paid regardless of the investment results experienced by the Company’s general assets. Certain limitations may also apply.
See “Transfers Between Investment Options” and “Market Value Adjustment” in this prospectus.
The Potentia General Account provides fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.
Variable Account Options
The Contract enables you to participate in Divisions that represent several Variable Account Options, shown below. The Employer’s plan may limit the number of Variable Account Options available to its Participants to a smaller number. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See “Appendix A – Funds Available Under The Contract.”
Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling 1-800-448-2542, or visiting https://www.aigrs.com/prospectus-and-reports/annuities.
Refer to the employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options Participant’s may choose. All Funds may not be available for all plans or Contracts.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity Contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Fund’s prospectus.
Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.
Purchase Period

The Purchase Period begins when the first Participant Purchase Payment is made and continues until that Participant begins his Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when a Participant completes the process to begin the Payout Period.
Purchase Payments
Initial Purchase Payments must be received either with, or after, a completed employer plan application. The Contract Owner or the plan’s administrator is responsible for furnishing instructions to us (a contribution flow report) as to the amount being applied to each account option.
When an initial Purchase Payment is accompanied by an application, we will promptly:
•
Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or
•
Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or
•
Reject the application and return the Purchase Payment.
If we receive Purchase Payments before we receive a completed application from an employer’s plan, we will not be able to establish a permanent account for the plan. Under those circumstances, we will return the Purchase Payment.
If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.
When Your Account Will Be Credited
It is the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s). A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. If a subsequent Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited on the next Business Day. See the Account Establishment section above for information about initial Purchase Payments. Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units
A Purchase Unit is a unit of interest owned by the employer’s plan in a Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.
Calculation of Value for Fixed Account Option
The Potentia General Account may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. A complete discussion of the Potentia General Account may be found in the “Fixed Account Option” section in this prospectus. The value of your Potentia General Account investment may be affected by a market value adjustment and will be applied to withdrawals after the first plan year in excess of certain amounts. See the “Market Value Adjustment” section below. The value of the Potentia General Account is calculated on a given Business Day as shown below:
Value of the Potentia General Account*
=	(equals)
All Purchase Payments made to the Potentia General
Account
+	(plus)
Amounts transferred from Variable Account Options to the Potentia General Account
+	(plus)
All interest earned
–	(minus)
Amounts transferred or withdrawn from the Potentia General Account (including applicable fees and charges)

*
This value may be subject to a market value adjustment.
Calculation of Value for Variable Account Options
A plan may allocate all or a portion of Participant Purchase Payments to the Variable Account Options listed in this prospectus. An overview of each of the Variable Account Options may be found in “Appendix A – Funds Available Under the Contract” and the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. The number of Purchase Units you are credited is calculated the day we process your Purchase Payment. Please see the When Your Account Will Be Credited section above.
The Purchase Unit value is determined by multiplying the Purchase Unit value for the preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:
1.
dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.
multiplying it by one minus all applicable daily asset-based charges.
We determine the number of Purchase Units credited to your contract by dividing the Purchase Payment by the Purchase Unit value for the specific Variable Account Option.
If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Goldman Sachs VIT Government Money Market Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Goldman Sachs VIT Government Money Market Fund, will lose value.
Stopping Purchase Payments
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the Fixed and Variable Account Options in the Contracts without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigrs.com. Your employer’s plan may also limit your rights to transfer.
During the Purchase Period — Policy Against Market Timing and Frequent Transfers
VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.
Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If a Contract Owner sells a Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the Contract Owner will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.
This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:
•
Plan-level or employer-initiated transactions;
•
Purchase transactions involving transfers of assets or rollovers;
•
Retirement plan contributions, loans, and distributions (including hardship withdrawals);
•
Roth IRA conversions or IRA recharacterizations;
•
Systematic purchases or redemptions; or
•
Trades of less than $5,000.
As described in a Fund’s prospectus and SAI in addition to the above, Fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.
We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, a Contract Owner’s account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.
Communicating Transfer or Reallocation Instructions
Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client- directed transfer of value via the telephone or Internet will follow prescribed verification procedures.
When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.
Effective Date of Transfer
The effective date of a transfer will be:
•
The date of receipt, if received in our Home Office before Market Close; otherwise,
•
The next date values are calculated.

Transfers During the Payout Period
During the Payout Period, transfers instructions must be given in writing and mailed to our Home Office. Transfers may be made from the Contract’s investment options, subject to the following restrictions:
Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A
Fees and Charges

By investing in the Contract, Participants may be subject to these basic types of fees and charges:
•
Premium Tax Charge
•
Separate Account Charges (referred to as “Base Contract Expenses” under “Fee Tables”)
•
Fund Expenses
•
Market Value Adjustment (applicable to the Potentia General Account)
•
Other Charges
These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables” section in this prospectus and the prospectuses for the underlying Mutual Funds.
Premium Tax Charge
Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3.5%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin. We will not profit from this charge. See Appendix B for variations of the premium tax charge that may be applicable in your state.
Separate Account Charges
There will be a separate account charge applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company.
The separate account charge is to compensate the Company for assuming certain risks under the Contract. The Company assumes the obligation to provide payments during the Payout Period for a Participant’s life no matter how long that might be. The Separate Account charges also may cover the cost of issuing and administering the Contract, no matter how large the cost may be. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period. For more information about the Separate Account Charge, see the “Fee Tables” section in this prospectus.
Reduction of Separate Account Charges. We may, as described below, determine that the separate account charges for the Contract may be reduced. We may reduce these charges if we determine that the employer’s retirement program will allow us to reduce or eliminate certain expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether the retirement program will allow us to reduce or eliminate these expenses.
We review the following factors to determine whether we can reduce the separate account charges:
•
The frequency of Purchase Payments for the retirement program;
•
The size of the retirement program;
•
The amount of the retirement program’s periodic Purchase Payment; and
•
The method of remitting periodic Purchase Payments.
We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction of fees be permitted where the reduction will unfairly discriminate against any person.

Other Charges
We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.
Fees for plan services provided by parties other than VALIC or its affiliates may be assessed to participant accounts upon the direction or authorization of a plan representative. Such withdrawals will be identified on applicable Participant account reports.
Plan loans from the Fixed Account Option may be allowed by your employer’s plan. Refer to your plan for a description of charges.
Market Value Adjustment
The Potentia General Account will be guaranteed to receive a stated rate of interest that is periodically determined, as specified in your Contract. Plan withdrawals after the first policy year in excess of 20% of the Account Value of the Potentia General Account as of the last Contract anniversary will be subject to a market value adjustment. This adjustment may be positive, negative, or zero based upon the differences in interest rates at the time the Contract was established or over the last five years, if less, and at the time of the withdrawal. Any negative adjustment will be waived to the extent it decreases the surrender value below the minimum guaranteed rate as specified in your Contract. This adjustment will not apply to any withdrawals of Account Value in the Potentia General Account used to purchase a Participant’s annuity. For more information on the market value adjustment, see “Surrender of Account Value” below. The employer should review the Contract for additional information on the Potentia General Account.
Fund Expenses
Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.
Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.
Fixed Payout
Under fixed payout, a Participant will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments may depend on:
•
Type and duration of payout option chosen;
•
Your age or your age and the age of your survivor(1);
•
The amount being applied; and
•
The payout rate being applied and the frequency of the
payments.

(1)
This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of the Participant’s payments will be based on the current payout rate the Company uses for immediate annuity contracts.
Assumed Investment Rate
An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.
Variable Payout
With a variable payout, a Participant may select from current Variable Account Options. A Participant’s payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options the Participant selected. The Payout Unit value is calculated just like the purchase unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR the

Participant selected. AIR means the rate used to determine a Participant’s first monthly Payout Payment per thousand dollars of Account Value in the Variable Account Options(s). A Payout Unit is a measuring unit used to calculate Payout Payments from a Participant’s Variable Account Option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Divisions the Participant selected.
For additional information on how Payout Payments and Payout Unit values are calculated, see the SAI.
In determining a Participant’s first Payout Payment, an AIR of 3% is used (unless the Participant selects a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds the Participant’s AIR, the Participant’s subsequent payments will be greater than the first payment. If the investment experience of the Variable Account Option is lower than the Participant’s AIR, the Participant’s subsequent payments will be less than the first payment.
Combination Fixed and Variable Payout
With a combination fixed and variable payout, the Participant may choose:
•
From the existing Variable Account Options (payments will vary); with a
•
Fixed payout (payment is fixed and guaranteed).
Partial Annuitization
A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation could be reduced. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.
Payout Date
The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.
The following additional rules also apply when determining the payout date:
•
The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, but may not be later than age 75 without VALIC’s consent.
•
The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.
•
Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.
•
In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59½ even if you are still working for the employer sponsoring the plan.
•
Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.
•
All Contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.
•
The contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.
For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.
Payout Options
A Participant may specify the manner in which Payout Payments are made. A Participant may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment, except that an Annuitant may take a withdrawal under the Payment for a Designated Period option.
•
Life Only — payments are made only to a Participant

during his lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.
•
Life with Guaranteed Period — payments are made to a Participant during his lifetime, but if he dies before the guaranteed period has expired, the Beneficiary will receive payments for the rest of the guaranteed period.
•
Life with Cash or Unit Refund — payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant’s Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant’s Account at the time it was valued for the Payout Date, less the Payout Payments.
•
Joint and Survivor Life — payments are made to a Participant during the joint lifetime of the Participant and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of third payment. For example, if the Annuitant dies before receiving a Payout Payment, the first Payout Payment will be made to the second designated person. If both Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.
•
Payment for a Designated Period — payments are made to the Participant for a select number of years between five and 30. Upon the Participant’s death, payments will continue to his Beneficiary until the designated period is completed. An Annuitant or other payee receiving a variable payout under this option can select at any time to withdraw all or a portion of the value of the remaining variable payout. An Annuitant or other payee will receive one payment for the withdrawal. We calculate the value of any remaining variable payouts by assuming that each payment is equal and by discounting each payment to the present at an annual rate of 3% (the “assumed amount”). We calculate the “assumed amount” of each remaining payment as of the end of the valuation period in which we receive the Annuitant’s request for a withdrawal.
Payout Information
Once a Participant’s Payout Payments have begun, the option chosen may not be stopped or changed. Any one of the Variable Account Options may result in a Participant receiving unequal payments during the Payout Period. If payments begin before age 59½, a Participant may suffer unfavorable tax consequences, in the form of a penalty tax, if the Participant does not meet an exception under federal tax law. See “Federal Tax Matters” section below.
If a payout option selection is not made at least 30 days before the Payout Date, then:
•
Payments will be made under the life with guaranteed period option;
•
The payments will be guaranteed for a 10 year period;
•
The payments will be based on the allocation used for the Participant’s Purchase Payments;
•
The Fixed Account Option will be used to distribute payments to the Participant on a fixed payout basis; and
•
The Variable Account Options will be used to distribute payments to the Participant on a variable payout basis.
Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.
Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.
Surrender of Account Value

When Surrenders Are Allowed
The Contract Owner may withdraw all or part of the Participant’s Account Value during the Purchase Period if:
•
allowed under federal or state law and
•
allowed under the Plan.

For Purchase Payments that are contributions made under your employer’s plan, such as a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.
Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.
In accordance with state law, payments may be deferred up to six months after we receive a request for a full and immediate surrender of the Contract or certificate, including amounts accumulated in the Fixed Account Options, if approved in writing by the insurance commissioner of the state where the individual Contract is issued or where the group contract is issued for the certificate. If payment is deferred, interest will accrue until the payment is made.
VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.
The plan’s maximum Surrender Value equals the plan’s Account Value next computed after its properly completed request for surrender is received in our Home Office subject to any applicable market value adjustment.
There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of Purchase Payments received by us.
We will mail the surrender value within 7 calendar days after we receive a properly completed surrender request. However, we may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the current Fund(s)’ prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.
We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of the surrender value until the check clears.
Surrender Restrictions
Generally, Internal Revenue Code Section 403(b) permits total or partial distributions of elective deferrals or certain other amounts transferred into this Contract from a 403(b)(7) custodial account, or a 403(b) annuity contract, only on account of hardship (generally employee contributions only, without accrued interest), attainment of age 59½, separation from service, death or disability. An employer’s plan may impose additional restrictions on withdrawals of these and other amounts. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to 403(b) annuity contracts are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.
Partial Surrenders
The Contract Owner may request a partial surrender of the Participant’s Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender will reduce the Account Value.
The reduction in the number of Purchase Units credited to the plan’s Variable Account Option Account Value will equal the amount surrendered from the Variable Account Option divided by the plan’s Purchase Units next calculated after the request for surrender is received at our Home Office.
Potentia General Account
For withdrawals made during the first year of the Contract, no charges or value adjustments will be made. For withdrawals made after the first year of the Contract, up to 20% of the Potentia General Account accumulation value as of the last Contract anniversary will be free from any charge or adjustment in value. All withdrawals above those limits will be subject to a market value adjustment as follows:
(1 + A)5 divided by (1 + B)5
•
Where A = the average 10-year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete calendar months or the number of complete months since the Contract issue if less, determined as of the time of the transaction; and
•
Where B = the 10-year Treasury Constant Maturity Series rate determined as of the last business day of the calendar month prior to the transaction.

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the Account Value	No Charge	•Payable only during the Purchase Period •Generally payable only if death occurs on or after age 70 •Withdrawals may significantly reduce the benefit
Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Account Options

Death Benefits

If a Participant dies before withdrawing his entire interest in the Contract, the remaining interest will be paid to the Participant’s Beneficiary(ies) as determined under the plan, in accordance with the plan and the Code. If the Participant dies during the Payout Period, the remaining annuity payments, if any, will be paid to the Participant’s Beneficiary(ies) as determined under the plan and as described below. Death benefits are paid only once per Participant. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be paid.
Beneficiary Information
The Beneficiary may receive death benefits:
•
In a lump sum; or
•
In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or
•
In a manner consistent with the Code section 401(a)(9) or 72(s). Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.
Spousal Beneficiaries. A spousal Beneficiary may receive death benefits as shown above or, in the case of a qualified Contract, may delay any distributions until the Annuitant would have reached age 72 or roll the funds over to an Individual Retirement Annuity. In the case of a nonqualified Contract, a spousal
Beneficiary may receive death benefits as shown above or may continue the Contract as Contract Owner.
Beneficiaries Other Than Spouses. If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:
•
In full within 5 years after the year of the Annuitant’s death; or
•
By payments beginning within 1 year after the year of the Annuitant’s death under:
1.
A life annuity;
2.
A life annuity with payments guaranteed to be made for at least a specified fixed period; or
3.
An annuity or other stream of payments for a designated period not exceeding the Beneficiary’s life expectancy.
If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout.
Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.
As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the Participant’s account minus the amount applied to Payout Payments.

During The Payout Period
If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the “Payout Period” section of this prospectus.
•
If the life only option or joint and survivor life option was chosen, there will be no death benefit.
•
If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
1.
Receive the present value of any remaining payments in a lump sum; or
2.
Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or
3.
Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal beneficiaries may be entitled to more favorable treatment under federal tax law.
Other Contract Features

Changes That May Not Be Made
The Contract Owner may not be changed once the account has been established.
Cancellation — The “Free Look” Period
The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.
We Reserve Certain Rights
We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account
Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.
We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. We may stop accepting new Participants under a Contract. These changes would be subject to approval by the Company and may be subject to approval by the SEC.
We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.
Relationship to Employer’s Plan
Participants should always refer to the terms and conditions in the Plan, including any Plan limitations that may limit a Participant’s rights with respect to amounts held under the Contract, when reviewing the descriptions of the Contract in this prospectus.
Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds on the Plan’s behalf shares of the Funds which comprise the Variable
Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions
During the Purchase Period, subject to any contrary provisions in the plan, the plan will dictate whether Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. Plans will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.
Determination of Fund Shares Attributable To An Account
During the Purchase Period. The number of Fund shares attributable to a plan’s account will be determined on the basis of the Purchase Units credited to the plan’s account on the record date set for the Fund shareholder meeting.
During the Payout Period or After a Death Benefit has been Paid. The number of Fund shares attributable to a Participant’s account will be based on the liability for future variable annuity payments to payees on the record date set for the Fund shareholder meeting.
How Fund Shares are Voted
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote.
In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.
Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.
Types of Plans
Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:
•
Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations
•
Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals)
•
Section 408(b) traditional IRAs
•
Section 408A Roth IRAs
•
Section 457 deferred compensation plans of governmental and tax-exempt employers
•
Section 408(k) SEPs and SARSEPs; and
•
Section 408(p) SIMPLE retirement accounts.
Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”
Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.
Tax Consequences in General
Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.
Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.
Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.
Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.
The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified disaster distributions from retirement funds.
In addition, distributions from certain contracts may be subject to a 3.8% tax on net investment income on investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts. Additionally, on February 23, 2022, the IRS and Treasury Department released proposed regulations under Code section 401(a)(9). The proposed regulations include proposed updates for the RMD changes made by the SECURE Act. These proposed regulations include a 90-day comment period from the date of publication in the Federal Register, and an anticipated hearing to discuss the proposal.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provided greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:
•
Expanded distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•
Waived the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59½); and
•
Provided a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs which were due to be paid in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan.
Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.
Important Information Regarding 403(b) Regulations
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.
Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 25, 2022, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are included in the SAI. Instructions for obtaining the SAI can be found on the back cover of this prospectus. We encourage both existing and prospective contract owners to read and understand the financial statements.

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.aigrs.com/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as platform expenses. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2,4] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers	0.60%	None	0.60%	25.98%	20.96%	17.16%
	Growth Fund[2,4] Adviser: VALIC Sub-Advisers: BlackRock, SunAmerica	0.64%	None	0.64%	20.96%	23.42%	17.84%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: MFS	0.75%	None	0.75%	26.06%	22.84%	17.21%
	Stock Index Fund[2,4] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	28.35%	18.09%	16.16%
	Systematic Core Fund[2,4] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.68%	None	0.68%	26.25%	18.31%	16.02%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.35%	None	0.35%	24.32%	12.70%	13.85%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus, Allianz	0.78%	None	0.78%	16.86%	21.05%	15.81%
Domestic Small- Cap Equity	Small Cap Growth Fund[2,4] Adviser: VALIC Sub-Advisers: JPMIM, T. Rowe Price	0.88%	None	0.88%	-4.98%	23.04%	17.43%
	Small Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.42%	None	0.42%	14.44%	11.68%	12.99%
Global Equity (International and Domestic)	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.65%	None	0.65%	12.45%	11.52%	11.61%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.88%	None	0.88%	1.20%	9.88%	5.24%
Specialty	Science & Technology Fund[2] Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz, Wellington Management	0.97%	None	0.97%	12.01%	27.81%	21.86%
A-1

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,4] Adviser: VALIC Sub-Adviser: PineBridge	0.73%	None	0.73%	16.02%	11.47%	10.52%
	Conservative Growth Lifestyle Fund[2,4] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	7.70%	7.59%	6.76%
	Moderate Growth Lifestyle Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	13.83%	10.28%	9.24%
Fixed Income	Core Bond Fund[2,4] Adviser: VALIC Sub-Adviser: PineBridge	0.53%	None	0.53%	-0.76%	4.07%	3.43%
	Goldman Sachs VIT Government Money Market Fund[3,4] Adviser: Goldman Sachs	0.18%	None	0.18%	0.01%	1.01%	0.65%
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allianz – Allianz Global Investors U.S., LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
Janus – Janus Capital Management LLC
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 On or about April 29, 2022, after Market Close, VALIC substituted shares of the VALIC Company I Government Money Market I Fund with shares of the Goldman Sachs VIT Government Money Market Fund Institutional Shares.
4 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
A-2

Appendix B — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax
For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.
South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

The Statement of Additional Information (SAI) contains additional information about the Contract, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI or submit inquiries by:
•
Mailing: VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105
•
Calling: 1-800-448-2542
•
Visiting: www.aigrs.com/prospectus-and-reports/annuities
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000004710
© 2022 American International Group, Inc.
All Rights Reserved.
B-1

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
Potentia®

STATEMENT OF ADDITIONAL INFORMATION

May 2, 2022
This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to that set forth in the prospectus for Potentia dated May 2, 2022 (“Contracts”) and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained free of charge by calling or writing The Variable Annuity Life Insurance Company (the “Company”), at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at https://www.aigrs.com/prospectus-and-reports/annuities.

2

General Information about the Contract

Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. The Contracts are non-participating and will not share in any of the profits of the Company. The Contracts are unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant’s interest in the Contracts, as reflected in records maintained by or on behalf of the plan sponsor, is subject to all of the applicable restrictions under Code section 403(b), and to plan limitations that may be more restrictive than the Code restrictions.

General Information and History about VALIC and the Separate Account

Information about VALIC and the Separate Account, including their dates and forms of organization, as well as a description of VALIC’s business and other information, can be found under “About VALIC” and “About VALIC Separate Account A” in the section titled “General Information” of the prospectus.

Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the prospectus.

Services

Not applicable.

Custodian

VALIC acts as custodian of the Separate Account. VALIC has custody of all assets and cash of the Separate Account and handles the collection of proceeds of shares of the Funds bought and sold by the Separate Account.

Additional Information regarding Federal Tax Matters

Note: Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.
It is VALIC’s understanding, confirmed by Internal Revenue Service (‘‘IRS”) Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended (‘‘Code” or “IRC”) does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.
For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally
3

are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).
Tax Consequences of Purchase Payments
403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.
For 2022, your elective deferrals are generally limited to $20,500. If available under the terms of your employer-sponsored plan, individuals with 15 or more years of service with certain qualifying employers may be eligible to contribute up to an additional $3,000 in deferrals, subject to certain limitations based upon prior such contributions and contributions generally. In addition, age-based “catch-up” contributions of up to $6,500 are permitted for individuals who will be age 50 by the end of the 2022 calendar year. When applicable, the additional contribution for individuals with 15 or more years of service with the employer, and the age-based catch-up, may be used in the same year. However, the 15-year contribution must be applied first. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $61,000, or up to 100% of “includible compensation” as defined in the Code for 403(b) plans. The 15-year contributions and age-based catch-up contributions generally are in addition to these limitations. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.
401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.
408(b) Individual Retirement Annuities (“408(b) IRAs” or “Traditional IRAs”). For 2022, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and are generally fully deductible in 2022 only by individuals who:
(i)
are not active Participants in another retirement plan, and are not married;
(ii)
are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple’s adjusted gross income is less than $204,000;
(iii)
are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $68,000; or
(iv)
are active Participants in another retirement plan, are married, and have adjusted gross income of less than $109,000.
Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses’ Contracts cannot exceed the lesser of $12,000 or 100% of the working spouse’s earned income, and no more than $6,000 may be contributed to either spouse’s IRA for any year. The $12,000 limit increases to $14,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).
You may be eligible to make nondeductible IRA contributions of an amount equal to the lesser of:
(i)
$6,000 ($7,000 if you are age 50 or older; $12,000 for you and your spouse’s IRAs, or $14,000 if you are both age 50 or older) or 100% of compensation; or
(ii)
your applicable IRA deduction limit.
You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.
4

408A Roth Individual Retirement Annuities (“408A Roth IRAs” or “Roth IRAs”). For 2022, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and a full contribution may be made only by individuals who:
(i)
are unmarried and have adjusted gross income of less than $129,000; or
(ii)
are married and filing jointly and have adjusted gross income of less than $204,000.
The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $204,000 and $214,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $214,000. Similarly, the contribution is reduced for those who are single with modified AGI between $129,000 and $144,000, with no contribution for singles with modified AGI over $144,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.
All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.
457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.
This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2022, if the program is an eligible deferred compensation plan (an “EDCP”), you and your employer may contribute (and defer tax on) the lesser of $20,500 or 100% of your “includible” compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and, for governmental plans only, age-based catch-up deferrals up to $6,500 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.
The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer’s general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions and, where applicable, any trust under which the Contract may be held.
Simplified Employee Pension Plan (“SEP”). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees’ compensation. Employer contributions are excludable from employees’ taxable income. For 2022, the employer may contribute up to 25% of your eligible compensation or $61,000, whichever is less.
Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP (known as SARSEPs). Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2022, the limit is $20,500. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.
SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2022, employee salary reduction contributions cannot exceed $14,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.
Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.
5

Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.
An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The assets invested in the Contract are owned by the employer and remain subject to the claims of the employer’s general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.
Tax Consequences of Distributions
403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:
(1)
attainment of age 59 ½;
(2)
severance from employment;
(3)
death;
(4)
disability;
(5)
qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon);
(6)
termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan); or
(7)
birth or adoption of a child (subject to limitations).
Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.
A plan under which a 403(b) annuity is held may impose additional restrictions.
As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:
(1)
distributions of Roth 403(b) contributions;
(2)
qualified distributions of earnings on Roth 403(b) contributions; and
(3)
other after-tax amounts in the Contract.
Distributions of Roth 403(b) contributions are tax-free. “Qualified” distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 ½, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer’s Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Generally, distributions of other after-tax contributions to the Contract are tax-free and earnings on them are taxed as ordinary income.
401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee’s after-tax contributions (investment in the Contract). If you or your Beneficiary receive a “lump sum distribution” (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities except that for plan years beginning after December 31, 2018, earnings on elective deferrals may be included in qualified hardship distributions from 401(k) plans. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for
6

such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.
408A Roth IRAs. “Qualified” distributions upon attainment of age 59 ½, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer’s first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.
457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non- governmental tax-exempt employer, otherwise made available to the recipient.
Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.
Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post- August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner’s investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Contract Owner’s investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.
Special Tax Consequences — Early Distribution
403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:
(1)
death;
(2)
disability;
(3)
separation from service after a Participant reaches age 55 (age 50 for public safety employees of a governmental plan) (only applies to 403(b), 401(a)/(k) and 403(a) plans);
(4)
separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 ½;
(5)
distributions that do not exceed the employee’s tax-deductible medical expenses for the taxable year of receipt;
(6)
distributions to an alternate payee pursuant to a domestic relations order;
(7)
qualified disaster distributions; and
(8)
qualifying distributions upon the birth or adoption of a child.
Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.
Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:
(1)
distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;
7

(2)
distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and
(3)
distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive weeks.
Other exceptions may be applicable under certain circumstances.
408A Roth IRAs. Distributions, other than “qualified” distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as for other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.
457 Plans. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 59 ½, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient’s gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax. The plan may impose additional restrictions on distributions.
Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 ½ under a nonqualified Contract, unless the distribution is:
(1)
to a Beneficiary on or after the Contract Owner’s death;
(2)
upon the Contract Owner’s disability;
(3)
part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 ½;
(4)
made under an immediate annuity contract; or
(5)
allocable to Purchase Payments made before August 14, 1982.
Special Tax Consequences — Required Distributions
403(b) Annuities. Generally, required minimum distributions are required to be distributed from both pre-tax and Roth amounts accumulated under the Contract. The Code requires that RMDs during the lifetime of the Participant generally commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 72 (or age 70½, for individuals born before July 1, 1949) or the calendar year in which the Participant retires.
In general, the amounts of RMDs must be determined under the IRS’ Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary not more than 10 years younger than the Participant, or if the Participant’s spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint and last survivor life expectancy. Different RMD rules apply to Contracts that are annuitized. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.
Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:
(i)
must begin to be paid when the Participant attains age 75 or retires, whichever is later; and
(ii)
the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the “50% rule”).
The 50% rule will not apply if a Participant’s spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of Code section 403(b)(10).
Upon the Participant’s death, any remaining amounts in the Contract must be distributed in accordance with the RMD requirements of federal income tax law. These distributions must be made over a time period that depends on whether the death occurs before the RMDs were required to begin, the type of Beneficiary and whether the beneficiary is the participant’s surviving spouse. The information provided below applies to Participants who die after 2019 (after 2021 for certain governmental and collectively bargained retirement plans). For Participants’ deaths prior to such dates, individuals should consult their personal tax advisor regarding the applicable after-death RMD requirements.
8

If a Beneficiary is a “designated beneficiary” (other than an EDB, described below), the entire amount in the Contract must be distributed within 10 years after the Participant’s death.
If the Beneficiary is an eligible designated beneficiary (“EDB”), Contract amounts generally either must be paid to the Beneficiary within 10 years after the Participant’s death, or must begin by December 31st of the year following the year of death and be paid over the lifetime or single life expectancy of the Beneficiary. Exceptions to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Eligible designated Beneficiaries are generally designated beneficiaries who are also:
•
the surviving spouse of the plan participant or IRA owner;
•
a minor child of the plan participant or IRA owner;
•
a qualifying disabled or chronically ill beneficiary; or
•
an individual who is not more than ten years younger than the Participant or IRA owner;
If the Beneficiary is not a designated beneficiary, the Beneficiary must receive the entire amount in the Contract within 5 years after the Participant’s death.
Additional rules, requirements and exceptions may apply. Individuals should consult their personal tax advisor.
A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.
401(a)/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:
(1)
there is no exception for pre-1987 amounts; and
(2)
there is no available postponement past April 1 of the calendar year following the calendar year in which age 72 (or age 70½, as applicable) is attained.
A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner’s lifetime, but generally do apply after the Contract Owner’s death.
A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.
Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner’s lifetime, and generally do not limit the duration of annuity payments.
However, at the Contract Owner’s death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in
9

effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Tax-Free Rollovers, Transfers and Exchanges
403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.
401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.
408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.
408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.
Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.
408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.
457 Plans. Tax-free transfers of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.
Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.
Effect of Tax-Deferred Accumulations
The chart below compares the results from contributions made to:
•
A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
•
A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and
•
Taxable accounts such as savings accounts.
10

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as “Taxable Account”); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as “Nonqualified Contract Tax-Deferred Annuity”); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as “Tax-Deferred Annuity”). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges or any advisory fees paid to financial intermediaries from contract value or other assets of the owner, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 ½. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.
Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.
To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.
By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:
Paycheck Comparison
	Tax-Favored Retirement Program	Taxable Account
Annual amount available for savings before federal taxes	$2,400	$2,400
Current federal income tax due on Purchase Payments	0	$(600)
Net retirement plan Purchase Payments	$2,400	$1,800
This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such
11

as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.
Foreign Account Tax Compliance Act (“FATCA”)
U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.
Other Withholding Tax
A non-resident Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Purchase Unit Value

Purchase Unit value is discussed in the prospectus under “Purchase Period.” The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:
Gross Investment Rate
=	(equals)
The Division’s investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
÷	(divided by)
The value of the Division for the immediately preceding day on which the values are calculated.
We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:
Net Investment Rate
=	(equals)
Gross Investment Rate (calculated in Step 1)
–	(minus)
Separate Account charges.
Step 3: Determine Purchase Unit Value for that day.
Purchase Unit Value for that day.
=	(equals)
Purchase Unit Value for immediate preceding day.
×	(multiplied by)
Net Investment Rate (as calculated in Step 2) plus 1.00.
The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):
Illustration of Calculation of Purchase Unit Value
1.	Purchase Unit value, beginning of period	$1.800000
12

2.	Value of Fund share, beginning of period	21.200000
3.	Change in value of Fund share	.500000
4.	Gross investment return (3) divided by (2)	.023585
5.	Daily separate account fee*	$.000027
6.	Net investment return (4)-(5)	.023558
7.	Net investment factor 1.000000+(6)	$1.023558
8.	Purchase Unit value, end of period (1) X (7)	$1.842404
*
Separate account charges of 1% per annum used for illustrative purposes.
Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)
1.	First Periodic Purchase Payment	$100.00
2.	Purchase Unit value on effective date of purchase (see Example above)	$1.800000
3.	Number of Purchase Units purchased (1) divided by (2)	55.556
4.	Purchase Unit value for valuation date following purchase (See Example above3)	$1.842404
5.	Value of Purchase Units in account for valuation date following purchase (3) X (4)	$102.36

Payout Payments

Assumed Investment Rate
The discussion concerning the amount of Payout Payments under an annuity Contract selected by a Participant that follows this section is based on an Assumed Investment Rate of 3½% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3½% rate described in this prospectus as follows: 3%, 4½%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual contracts.) The foregoing Assumed Investment Rates are used merely to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.
Amount of Payout Payments
The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.
The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3% in the group contract).
The portion of the first monthly variable Payout Payment derived from a division of VALIC Separate Account A is divided by the Payout Unit value for that division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another division or to provide a fixed annuity.
In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the division or divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.
Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the
13

Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.
Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity Contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by the Contract, the Annuitant will be give the benefit of the new annuity rates.
Payout Unit Value
The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See “Purchase Period” in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under “Payout Period.”
The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.
Illustration of Calculation of Payout Unit Value
Example:
1.	Payout Unit value, beginning of period	$.980000
2.	Net investment factor for Period (see Example 3)	1.023558
3.	Daily adjustments for 3 ½% Assumed Investment Rate	.999906
4.	(2)x(3)	1.023462
5.	Payout Unit value, end of period (1)x(4)	$1.002993
Illustration of Payout Payments
Example: Annuitant age 65, Life Annuity with 120 Payments Certain
1.	Number of Purchase Units at Payout Date	10,000.00
2.	Purchase Unit value (see earlier Example)	$1.800000
3.	Account Value of Contract (1) X (2)	$18,000.00
4.	First monthly Payout Payment per $1,000 of Account Value	$5.63
5.	First monthly Payout Payment (3) X (4) divided by 1,000	$101.34
6.	Payout Unit value (see Example above)	$.980000
7.	Number of Payout Units (5) divided by (6)	$103.408
8.	Assume Payout Unit value for second month equal to	$.997000
9.	Second monthly Payout Payment (7) X (8)	$103.10
10.	Assume Payout Unit value for third month equal to	$.953000
11.	Third monthly Payout Payment (7) X (10)	$98.55

Distribution of Variable Annuity Contracts

The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia.
The Contracts are no longer offered to new plans but may be available to participants in plans with an existing Contract. Previously, the Contracts were sold in a continuous offering by licensed insurance agents who were registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority (“FINRA”).
AIG Capital Services, Inc. (“Distributor”) is the distributor for VALIC Separate Account A. Distributor, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997. The Distributor is a Delaware corporation and a member of FINRA.
14

VALIC no longer pays commissions to financial professionals for sale or subsequent Purchase Payments made into the Contracts. The commissions which were paid by the Company did not result in any charge to Contract Owners or to VALIC Separate Account A.
Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. The Company has not paid any sales commissions with respect to sales of the Contract for the past three fiscal years ended December 31.

Recordkeeping for the Contracts

For certain plans, VALIC provides group and participant recordkeeping and administration services for the Contracts, including account servicing and statements. VALIC’s administrative offices are located at 2929 Allen Parkway, Houston, Texas 77019. Other plans are not administered by VALIC, and you should contact your employer/plan sponsor for information as to the plan administration and record keeping services provider.

Experts

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A, The Variable Annuity Life Insurance Company (“VALIC”), and American Home Assurance Company.
You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019, call us at 1-800-448-2542, or visit https://www.aigrs.com/prospectus-and-reports/annuities. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.
The following financial statements are included on Form N-VPFS filed on April 25, 2022 have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
•
The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2021 and for each of the two years in the period ended December 31, 2021
•
The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2021 and December 31, 2020 and for each of the three years in the period ended December 31, 2021
•
The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2021 and December 31, 2020 and for each of the three years in the period ended December 31, 2021

Comments on Financial Statements

The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.
Not all the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.
You should only consider the statutory financial statements of American Home Assurance Company that we include in this SAI as bearing on the ability of American Home Assurance Company, as guarantor, to meet its obligations under the guarantee with respect to Contracts with a date of issue of December 29, 2006 or earlier.
© 2022 American International Group, Inc.
All Rights Reserved.
15

Part C — Other InformatiON
Item 27.

Exhibit Number	Description	Location
(a)(1)
Resolutions adopted by The Variable Annuity
Life Insurance Company Board of Directors
at its Annual Meeting of April 18, 1979
establishing The Variable Annuity Life
Insurance Company Separate Account A.

Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 33-75292/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(a)(2)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-4 Registration Statement (File
No. 333-49232/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2003, Accession No. 0000950129-03-002381.

(b)	Custodian Agreements.	Not Applicable.
(c)(1)	Distribution Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and AIG Capital Services, Inc. effective December 31, 2018.
Incorporated by reference to Post-Effective Amendment
No. 26 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2019, Accession No. 0001193125-19-128514.

(d)(1)	Specimen Unallocated Group Contract GFVUA — 600.
Incorporated by reference to Pre-Effective Amendment No. 1
to Form N-4 Registration Statement (File
No. 333-49232/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
February 14, 2001, Accession No. 0000899243-01-000366.

(d)(2)	Specimen Section 403(b) Tax Sheltered Annuity Endorsement.
Incorporated by reference to Pre-Effective Amendment No. 1
to Form N-4 Registration Statement (File
No. 333-49232/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
February 14, 2001, Accession No. 0000899243-01-000366.

(d)(3)	Contract Endorsement Form
Incorporated by reference to Post-Effective Amendment
No. 27 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 28,
2020, Accession No. 001683863-20-006208.

(e)	Specimen Application.
Incorporated by reference to Pre-Effective Amendment No. 1
to Form N-4 Registration Statement (File
No. 333-49232/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
February 14, 2001, Accession No. 0000899243-01-000366.

(f)(1)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 33-75292/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(2)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 33-75292/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(3)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-4 Registration Statement (File
No. 333-49232/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2003, Accession No. 0000950129-03-002381.

(g)	Reinsurance Contracts.	Not Applicable.

Exhibit Number	Description	Location
(h)(1)(i)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company dated as of April 29, 2016.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-4 Registration Statement (File
No. 333-201800/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 15, 2016, Accession No. 0001193125-16-794260.

(h)(1)(ii)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company effective as of April 29, 2022.	Filed herewith.
(h)(2)	Participation Agreement among VALIC Company I, American General Distributors, Inc. and The Variable Annuity Life Insurance Company.
Incorporated by reference to Pre-Effective Amendment No. 1
to Form N-4 Registration Statement (File Nos
333-220957/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A, filed on
December 26, 2017, Accession No. 0001193125-17-378295.

(i)	Administrative Contracts.	Not Applicable.
(j)(1)	General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-4 Registration Statement (File
No. 333-49232/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on August 12,
2005, Accession No. 0000354912-05-000051.

(j)(2)	Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006.
Incorporated by reference to Post-Effective Amendment
No. 13 to Form N-4 Registration Statement (File
No. 333-49232/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2007, Accession No. 0000354912-06-000040.

(j)(3)(i)	Amended and Restated Unconditional Capital Maintenance Agreement Between American International Group, Inc. and The Variable Annuity Life Insurance Company effective February 18, 2014.
Incorporated by reference to Post-Effective Amendment
No. 20 to Form N-4 Registration Statement (File
No. 333-49232/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2014, Accession No. 0001193125-14-172805.

(j)(3)(ii)	CMA Termination Agreement effective October 31, 2014.
Incorporated by reference to Post-Effective Amendment
No. 45 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 2014, Accession No. 0001193125-14-452203.

(k)(1)	Opinion and Consent of Counsel of Depositor.
Incorporated by reference to Post-Effective Amendment
No. 10 to Form N-4 Registration Statement (File
No. 333-49232/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on October 25,
2005, Accession No. 0000950129-05-010061.

(k)(2)	Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company.
Incorporated by reference to Post-Effective Amendment
No. 10 to Form N-4 Registration Statement (File
No. 333-49232/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on October 25,
2005, Accession No. 0000950129-05-010061.

(l)	Consent of Independent Registered Public Accounting Firm — PricewaterhouseCoopers LLP.	Filed herewith.
(m)	Omitted Financial Statements.	None.
(n)	Initial Capital Agreements.	Not Applicable.
(o)	Form of Initial Summary Prospectus.	Not Applicable.
(p)	Calculation of standard and nonstandard performance information.
Incorporated by reference to Pre-Effective Amendment No. 1
to Form N-4 Registration Statement (File
No. 333-49232/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
February 14, 2001, Accession No. 0000899243-01-000366.

(q)(1)	Power of Attorney — The Variable Annuity Life Insurance Company.	Filed herewith.

Exhibit Number	Description	Location
(q)(2)	Power of Attorney — American Home Assurance Company.	Filed herewith.
(r)
Supplemental Information Form which
discloses Section 403(b)(11) withdrawal
restrictions as set forth in a no-action letter
issued by the SEC on November 28, 1988,
and which requires the signed
acknowledgment of participants who
purchase Section 403(b) annuities with
regard to these withdrawal restrictions.

Incorporated by reference to Post-Effective Amendment
No. 12 to Form N-4 Registration Statement (File
No. 033-75292/811-3240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 29,
1998, Accession No. 0000950129-98-001794.

Item 28.  Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (1)	Director, Chairman, Chief Executive Officer, and President
Robert J. Scheinerman (4)	Director, Chief Executive Officer, Group Retirement
Elias F. Habayeb (4)	Director, Executive Vice President and Chief Financial Officer
Gilliane E. Isabelle (10)	Director, Senior Vice President and Chief Distribution Officer
Alireza Vaseghi (1)	Director, Senior Vice President and Chief Investment Officer
Emily W. Gingrich (1)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Michael P. Harwood (5)	Director and Senior Vice President
Jonathan J. Novak (2)	Chief Executive Officer, Institutional Markets
Jeffery A. Ferguson (4)	Executive Vice President and Chief Transformation Officer
Todd A. McGrath (4)	Executive Vice President and Chief Operating Officer
Michael J. Brodeur (4)	Executive Vice President
Eric S. Levy (4)	Executive Vice President
Christopher P. Filiaggi (9)	Senior Vice President and Life Controller
Katherine A. Anderson	Senior Vice President and Chief Risk Officer
David Ditillo (6)	Senior Vice President and Chief Information Officer
Kyle L. Jennings (4)	Senior Vice President and Chief Compliance Officer
Kara R. Boling (4)	Senior Vice President, Operations
Roger A. Craig (4)	Senior Vice President, General Counsel and Assistant Secretary
Frank A. Kophamel (5)	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Christopher V. Muchmore (3)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Christine A. Nixon (3)	Senior Vice President
Sabyasachi Ray (1)	Senior Vice President
Justin J.W. Caulfield (12)	Vice President and Treasurer
Julie Cotton Hearne (4)	Vice President and Secretary
Mallary L. Reznik (3)	Vice President and Assistant Secretary
Lloyd J. Bellow (5)	Vice President and Tax Officer
Daniel R. Cricks (5)	Vice President and Tax Officer
Stephen G. Lunanuova (9)	Vice President and Tax Officer
Lisa K. Gerhart (5)	Vice President and Assistant Life Controller
Christina M. Haley (3)	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Aimy T. Tran (3)	Vice President, Product Filing
Mark Happe (4)	Vice President, 38a-1 Compliance Officer
Thomas Goodwin (4)	Vice President, Business Case Development
Barbara L. Rayll (4)	Vice President, Business Case Development
Nicolas Berg (1)	Vice President

Names, Positions and Offices Held with Depositor
Michelle D. Campion (8)	Vice President
Jeffrey S. Flinn	Vice President
Christopher J. Hobson (3)	Vice President
Jennifer N. Miller (8)	Vice President
Stewart R. Polakov (3)	Vice President
Rosemary Foster (4)	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington (4)	Assistant Secretary
Murtaza A. Cheema (4)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Laszlo Kulin (9)	Investment Tax Officer
Michael F. Mulligan (3)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (11)	Head of Domestic Pension Risk Transfer
Staci R. Smith (4)	Manager, State Filings
Aileen V. Apuy (2)	Assistant Manager, State Filings
Melissa H. Cozart (4)	Privacy Officer

(1)
28 Liberty Street, Floor 45th, New York, NY 10005-1400
(2)
10880 Wilshire Boulevard, Los Angeles, CA 90024
(3)
21650 Oxnard Street, Woodland Hills, CA 91367
(4)
2919 Allen Parkway, Woodson Tower, Houston, TX, 77019
(5)
2727AAllen Parkway, Life Building, Houston, TX,77019
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
777 S. Figueroa Street, Los Angeles, CA 90017
(9)
30 Hudson Street, Jersey City, NJ,07302
(10)
1304 Concourse Drive, Linthicum, MD, 21090
(11)
160 Greene Street, 5 Harborside Plaza, Jersey City, NJ, 07311
(12)
1271 Avenue Of The Americas, New York, NY, 10020
Item 29.  Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, majority-owned subsidiary of American International Group, Inc (“AIG”). On October 26, 2020, AIG announced that it was pursuing a separation of its life and retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of that separation, the Depositor will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG. An organizational chart for AIG can be found as Exhibit 21 in AIG’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-22-024701, filed on February 17, 2022. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
Separate Account USL VL-R
Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Christina Nasta(1)	Director, Executive Vice President, Sales Operations
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operations Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Julie Cotton Hearne(2)	Vice President and Secretary
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Marjorie Washington(2)	Assistant Secretary
*
Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)
Principal business address is 160 Greene Street, Jersey City, NJ 07311.
(2)
Principal business address 2919 Allen Parkway, Houston, TX 77019.
(c)  AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company located at 2727-A Allen Parkway, Houston, Texas 77019.

Item 33.  Management Services
Not Applicable.
Item 34. Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2022.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY: /s/  CHRISTOPHER P. FILIAGGI

  CHRISTOPHER P. FILIAGGI
  SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer and President (Principal Executive Office)	April 25, 2022

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 25, 2022

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President and Life Controller (Principal Accounting Officer)	April 25, 2022

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	April 25, 2022

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director	April 25, 2022

*GILLIANE E. ISABELLE GILLIANE E. ISABELLE	Director	April 25, 2022

*ROBERT J. SCHEINERMAN ROBERT J. SCHEINERMAN	Director	April 25, 2022

*ALIREZA VASEGHI ALIREZA VASEGHI	Director	April 25, 2022
*By: /s/ TRINA SANDOVAL
Trina Sandoval, Attorney-in-Fact pursuant to a Power of Attorney, filed herewith.

SIGNATURES
American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th day of April, 2022.
AMERICAN HOME ASSURANCE COMPANY
BY: /s/  BRIAN RUCKER

  BRIAN RUCKER
  SENIOR VICE PRESIDENT AND STATUTORY
   CONTROLLER
This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*MICHAEL D. PRICE MICHAEL D. PRICE	Director, President, Chief Executive Officer, and Chairman of the Board of Directors (Principal Executive Officer)	April 25, 2022

*THOMAS CONNOLLY THOMAS CONNOLLY	Director, Chief Financial Officer and Senior Vice President (Principal Financial Officer)	April 25, 2022

*ALEXANDER R. BAUGH ALEXANDER R. BAUGH	Director	April 25, 2022

*THOMAS BOLT THOMAS BOLT	Director	April 25, 2022

*BARBARA LUCK BARBARA LUCK	Director	April 25, 2022

*MARK LYONS MARK LYONS	Director	April 25, 2022

*KENNETH RIEGLER KENNETH RIEGLER	Director	April 25, 2022

*ANTHONY VIDOVICH ANTHONY VIDOVICH	Director	April 25, 2022

*BY: /s/ BRIAN RUCKER BRIAN RUCKER ATTORNEY-IN-FACT (Exhibit to the Registration Statement)	Director	April 25, 2022